Offerings - Offering: 1	Mar. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Units
Amount Registered | shares	12,659,982
Proposed Maximum Offering Price per Unit	29.24
Maximum Aggregate Offering Price	$ 370,177,873.68
Fee Rate	0.01531%
Amount of Registration Fee	$ 56,674.23
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the common units of Dorchester Minerals, L.P. (the "Company") being registered hereunder include an indeterminate number of common units that may become issuable as a result of any stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar transactions affecting the shares. (2) The proposed maximum offering price per unit and the proposed maximum aggregate offering price were estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The maximum offering price per unit and maximum aggregate offering price are based on a price of $29.24, which was the average of the high and low sales prices per unit of common unit reported on the Nasdaq Capital Market on March 4, 2025 (a date within five business days prior to the filing of this registration statement on Form S-4).